UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
September 30, 2018
unaudited
Common stocks 59.64% Information technology 12.83%	Shares	Value (000)
Microsoft Corp.	46,444,000	$5,311,800
Broadcom Inc.	8,436,300	2,081,488
Intel Corp.	35,736,100	1,689,960
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	34,468,000	1,522,107
Alphabet Inc., Class C1	846,200	1,009,915
Alphabet Inc., Class A1	325,300	392,663
ASML Holding NV (New York registered)	4,716,458	886,788
ASML Holding NV	1,845,000	344,670
VeriSign, Inc.[1]	3,845,191	615,692
Facebook, Inc., Class A1	3,260,000	536,140
Visa Inc., Class A	3,571,000	535,971
Symantec Corp.	24,239,806	515,823
Intuit Inc.	1,800,000	409,320
TE Connectivity Ltd.	4,045,000	355,677
Apple Inc.	1,365,000	308,135
Mastercard Inc., Class A	1,174,000	261,344
Activision Blizzard, Inc.	2,383,000	198,242
Analog Devices, Inc.	1,440,000	133,142
Amphenol Corp., Class A	1,401,000	131,722
Keyence Corp.	213,000	123,691
		17,364,290
Consumer discretionary 8.09%
Home Depot, Inc.	14,187,000	2,938,837
NIKE, Inc., Class B	24,128,000	2,044,124
Comcast Corp., Class A	42,355,000	1,499,791
Amazon.com, Inc.[1]	741,500	1,485,225
McDonald’s Corp.	3,445,000	576,314
VF Corp.	4,055,000	378,940
General Motors Co.	9,632,000	324,309
Charter Communications, Inc., Class A1	842,100	274,424
Marriott International, Inc., Class A	2,076,400	274,147
MGM Resorts International	9,675,000	270,029
CBS Corp., Class B	4,020,000	230,949
Netflix, Inc.[1]	607,000	227,097
LVMH Moët Hennessy-Louis Vuitton SE	467,000	165,157
Starbucks Corp.	2,505,000	142,384
Hasbro, Inc.	719,000	75,581
Booking Holdings Inc.[1]	11,200	22,221
Las Vegas Sands Corp.	175,000	10,383
		10,939,912
Health care 7.81%
UnitedHealth Group Inc.	12,858,500	3,420,875
Merck & Co., Inc.	18,100,000	1,284,014
Express Scripts Holding Co.[1]	12,618,755	1,198,908
Johnson & Johnson	8,281,800	1,144,296
American Balanced Fund — Page 1 of 36

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Aetna Inc.	5,194,700	$1,053,745
Thermo Fisher Scientific Inc.	1,839,019	448,868
AbbVie Inc.	3,835,000	362,714
AstraZeneca PLC	2,932,000	227,880
Teva Pharmaceutical Industries Ltd. (ADR)	10,443,758	224,959
Boston Scientific Corp.[1]	5,695,000	219,258
Medtronic PLC	2,040,000	200,675
Bristol-Myers Squibb Co.	2,500,000	155,200
Gilead Sciences, Inc.	2,000,000	154,420
Humana Inc.	454,000	153,688
ResMed Inc.	1,313,000	151,441
BioMarin Pharmaceutical Inc.[1]	1,018,000	98,716
Vertex Pharmaceuticals Inc.[1]	313,300	60,385
Regeneron Pharmaceuticals, Inc.[1]	15,500	6,263
		10,566,305
Financials 7.77%
Berkshire Hathaway Inc., Class A1	9,412	3,011,840
Berkshire Hathaway Inc., Class B1	800,000	171,288
JPMorgan Chase & Co.	8,370,000	944,471
BlackRock, Inc.	1,874,000	883,272
Chubb Ltd.	6,435,093	859,986
SunTrust Banks, Inc.	12,673,718	846,478
Wells Fargo & Co.	15,295,500	803,931
Capital One Financial Corp.	5,868,047	557,054
PNC Financial Services Group, Inc.	3,110,000	423,551
Goldman Sachs Group, Inc.	1,678,628	376,416
Intercontinental Exchange, Inc.	3,711,000	277,917
Citigroup Inc.	3,750,000	269,025
Bank of America Corp.	9,000,000	265,140
Legal & General Group PLC	70,000,000	239,226
Itaú Unibanco Holding SA, preferred nominative (ADR)	16,239,000	178,304
Blackstone Group LP	3,891,000	148,169
RenaissanceRe Holdings Ltd.	885,000	118,218
HDFC Bank Ltd.	4,253,000	117,695
Marsh & McLennan Companies, Inc.	270,500	22,376
		10,514,357
Energy 6.62%
Royal Dutch Shell PLC, Class B (ADR)	22,555,000	1,599,826
Royal Dutch Shell PLC, Class B	4,000,000	140,194
Royal Dutch Shell PLC, Class A (ADR)	497,977	33,932
Royal Dutch Shell PLC, Class A (GBP denominated)	130,129	4,472
ConocoPhillips	19,500,000	1,509,300
EOG Resources, Inc.	9,645,000	1,230,413
Chevron Corp.	7,094,755	867,547
Enbridge Inc.	14,018,194	452,647
Enbridge Inc. (CAD denominated)[2]	4,808,645	155,169
Enbridge Inc. (CAD denominated)	155,997	5,034
Noble Energy, Inc.	18,490,000	576,703
Suncor Energy Inc.	14,499,346	561,048
Baker Hughes, a GE Co., Class A	14,888,000	503,661
Concho Resources Inc.[1]	2,870,828	438,519
Halliburton Co.	6,000,000	243,180
Cabot Oil & Gas Corp.	10,126,000	228,037
American Balanced Fund — Page 2 of 36

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Schlumberger Ltd.	2,500,000	$152,300
Murphy Oil Corp.	3,600,080	120,027
Pioneer Natural Resources Co.	500,000	87,095
Weatherford International PLC[1]	20,000,000	54,200
		8,963,304
Consumer staples 3.88%
Philip Morris International Inc.	25,088,022	2,045,677
Nestlé SA	9,920,000	827,037
Coca-Cola Co.	15,990,000	738,578
Altria Group, Inc.	6,378,300	384,675
Coca-Cola European Partners PLC	5,040,000	229,169
British American Tobacco PLC	2,845,000	132,919
British American Tobacco PLC (ADR)	1,555,000	72,510
Costco Wholesale Corp.	695,000	163,242
Constellation Brands, Inc., Class A	733,000	158,050
Procter & Gamble Co.	1,750,000	145,653
Walgreens Boots Alliance, Inc.	1,900,000	138,510
General Mills, Inc.	2,700,000	115,884
Kellogg Co.	1,400,000	98,028
		5,249,932
Real estate 2.98%
Simon Property Group, Inc. REIT	8,347,000	1,475,332
Crown Castle International Corp. REIT	5,917,600	658,807
Equinix, Inc. REIT	1,108,000	479,642
Iron Mountain Inc. REIT	10,166,200	350,937
American Tower Corp. REIT	2,377,000	345,378
Digital Realty Trust, Inc. REIT	2,808,400	315,889
Ventas, Inc. REIT	2,931,000	159,388
AGNC Investment Corp. REIT	8,363,000	155,803
Public Storage REIT	359,000	72,385
Gaming and Leisure Properties, Inc. REIT	560,000	19,740
		4,033,301
Materials 2.73%
DowDuPont Inc.	28,574,500	1,837,626
LyondellBasell Industries NV	5,329,100	546,286
Sherwin-Williams Co.	913,000	415,607
Praxair, Inc.	2,571,000	413,237
Royal Gold, Inc.[3]	4,254,500	327,852
Nucor Corp.	2,500,000	158,625
		3,699,233
Industrials 2.31%
Boeing Co.	3,196,400	1,188,741
Lockheed Martin Corp.	3,397,000	1,175,226
FedEx Corp.	1,200,000	288,948
Cummins Inc.	1,250,000	182,587
Parker-Hannifin Corp.	820,000	150,823
TransDigm Group Inc.[1]	380,000	141,474
		3,127,799
American Balanced Fund — Page 3 of 36

unaudited
Common stocks Utilities 0.32%	Shares	Value (000)
DTE Energy Co.	2,311,000	$252,199
Dominion Energy, Inc.	1,500,000	105,420
Pinnacle West Capital Corp.	1,000,000	79,180
		436,799
Telecommunication services 0.08%
AT&T Inc.	2,000,000	67,160
Verizon Communications Inc.	734,000	39,188
		106,348
Miscellaneous 4.22%
Other common stocks in initial period of acquisition		5,713,508
Total common stocks (cost: $50,567,140,000)		80,715,088
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative[2]	7,440	4,873
Total preferred securities (cost: $5,208,000)		4,873
Convertible stocks 0.08% Real estate 0.08%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	100,000	108,600
Total convertible stocks (cost: $105,498,000)		108,600
Bonds, notes & other debt instruments 35.00% U.S. Treasury bonds & notes 12.97% U.S. Treasury 10.73%	Principal amount (000)
U.S. Treasury 1.25% 2019	$60,000	59,435
U.S. Treasury 1.25% 2019	25,000	24,831
U.S. Treasury 1.75% 2019	250,000	247,315
U.S. Treasury 1.75% 2019	110,000	109,033
U.S. Treasury 1.875% 2019	100,000	98,986
U.S. Treasury 1.25% 2020	120,000	117,692
U.S. Treasury 1.375% 2020	443,000	434,056
U.S. Treasury 1.50% 2020	101,000	98,897
U.S. Treasury 1.625% 2020	25,000	24,604
U.S. Treasury 1.875% 2020	275,000	269,360
U.S. Treasury 2.00% 2020	125,000	123,828
U.S. Treasury 2.25% 2020	336,000	333,524
U.S. Treasury 2.25% 2020	239,500	237,874
U.S. Treasury 2.375% 2020	317,700	315,756
U.S. Treasury 2.50% 2020	760,000	756,443
U.S. Treasury 2.750% 2020	466,470	465,887
U.S. Treasury 1.125% 2021	187,250	178,122
U.S. Treasury 1.25% 2021	100,900	97,021
U.S. Treasury 1.375% 2021	162,000	156,635
U.S. Treasury 1.375% 2021	101,350	97,632
U.S. Treasury 1.75% 2021	69,250	66,867
U.S. Treasury 2.00% 2021	75,000	72,927
American Balanced Fund — Page 4 of 36

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2021	$394,876	$388,428
U.S. Treasury 2.25% 2021	200,000	197,242
U.S. Treasury 2.25% 2021	97,270	95,617
U.S. Treasury 2.375% 2021	566,984	560,605
U.S. Treasury 2.625% 2021	20,000	19,870
U.S. Treasury 2.750% 2021	30,000	29,890
U.S. Treasury 1.875% 2022	100,000	96,588
U.S. Treasury 1.875% 2022	77,000	74,097
U.S. Treasury 1.875% 2022	75,195	72,220
U.S. Treasury 2.00% 2022	180,000	173,453
U.S. Treasury 2.00% 2022	35,000	33,996
U.S. Treasury 2.125% 2022	220,000	212,876
U.S. Treasury 1.375% 2023	100,000	92,840
U.S. Treasury 1.375% 2023	36,935	34,387
U.S. Treasury 2.375% 2023	40,000	39,088
U.S. Treasury 2.50% 2023	131,046	128,624
U.S. Treasury 2.75% 2023	150,000	148,700
U.S. Treasury 2.75% 2023	65,000	64,431
U.S. Treasury 2.75% 2023	20,100	19,936
U.S. Treasury 2.875% 2023	244,050	243,250
U.S. Treasury 2.00% 2024	134,416	127,627
U.S. Treasury 2.00% 2024	59,750	56,779
U.S. Treasury 2.125% 2024	462,901	441,149
U.S. Treasury 2.125% 2024	100,000	95,437
U.S. Treasury 2.125% 2024	88,500	84,735
U.S. Treasury 2.25% 2024	670,750	642,974
U.S. Treasury 2.25% 2024	50,000	48,248
U.S. Treasury 2.00% 2025	30,000	28,262
U.S. Treasury 2.125% 2025	25,000	23,678
U.S. Treasury 2.50% 2025	1,009,800	980,970
U.S. Treasury 2.625% 2025	106,415	104,045
U.S. Treasury 2.75% 2025	305,266	300,281
U.S. Treasury 2.75% 2025	67,594	66,525
U.S. Treasury 2.875% 2025	540,166	536,007
U.S. Treasury 2.875% 2025	441,845	438,270
U.S. Treasury 3.00% 2025	201,124	200,935
U.S. Treasury 2.00% 2026	72,620	67,194
U.S. Treasury 2.25% 2027	287,283	268,975
U.S. Treasury 2.25% 2027	80,250	75,550
U.S. Treasury 2.375% 2027	4,350	4,131
U.S. Treasury 2.75% 2028	46,018	44,881
U.S. Treasury 2.875% 2028	381,602	375,877
U.S. Treasury 2.875% 2028	259,272	255,401
U.S. Treasury 5.375% 2031	20,000	24,726
U.S. Treasury 2.75% 2042	32,950	30,507
U.S. Treasury 2.875% 2043	36,410	34,415
U.S. Treasury 3.125% 2043	48,025	47,431
U.S. Treasury 3.125% 2044	39,797	39,279
U.S. Treasury 3.625% 2044	25,000	26,842
U.S. Treasury 2.50% 2045	115,000	100,678
U.S. Treasury 3.00% 2045	25,000	24,112
U.S. Treasury 3.00% 2045	25,000	24,103
U.S. Treasury 2.50% 2046	52,120	45,418
U.S. Treasury 2.875% 2046	370,000	347,730
American Balanced Fund — Page 5 of 36

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2047[4]	$433,849	$397,097
U.S. Treasury 3.00% 2047	70,902	68,239
U.S. Treasury 3.00% 2048	109,534	105,360
U.S. Treasury 3.00% 2048	14,411	13,862
U.S. Treasury 3.125% 2048	827,683	816,211
		14,526,804
U.S. Treasury inflation-protected securities 2.24%
U.S. Treasury Inflation-Protected Security 2.125% 2019[5]	58,688	58,858
U.S. Treasury Inflation-Protected Security 0.125% 2021[5]	106,328	104,188
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	583,366	576,155
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	102,948	98,987
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	354,847	350,312
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	276,826	268,209
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	66,846	72,861
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	168,213	158,749
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	355,174	339,408
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	39,148	37,438
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	362,437	295,701
U.S. Treasury Inflation-Protected Security 1.75% 2028[5]	32,358	34,673
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	54,106	50,857
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	128,079	137,444
U.S. Treasury Inflation-Protected Security 1.00% 2046[5]	120,342	118,938
U.S. Treasury Inflation-Protected Security 0.875% 2047[5]	230,456	220,739
U.S. Treasury Inflation-Protected Security 1.00% 2048[5]	139,349	110,893
		3,034,410
Total U.S. Treasury bonds & notes		17,561,214
Corporate bonds & notes 12.93% Financials 4.15%
ACE INA Holdings Inc. 2.30% 2020	7,635	7,498
ACE INA Holdings Inc. 2.875% 2022	22,180	21,719
ACE INA Holdings Inc. 3.35% 2026	5,180	5,038
American Express Co. 2.20% 2020	29,000	28,401
American Express Co. 3.375% 2021	25,000	25,028
American Express Co. 3.00% 2024	37,500	35,857
American International Group, Inc. 4.20% 2028	33,655	33,346
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	28,025
AXA Equitable Holdings, Inc. 3.90% 2023[2]	8,105	8,053
AXA SA, Series B, junior subordinated 6.379% (undated)[2,6]	2,000	2,120
Bank of America Corp. 2.625% 2020	20,000	19,763
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[6]	38,000	37,379
Bank of America Corp. 3.499% 2022 (3-month USD-LIBOR + 0.63% on 5/17/2021)[6]	30,000	29,993
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[6]	30,500	29,484
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[6]	28,000	27,506
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	195,254	193,082
Bank of America Corp. 3.248% 2027	11,250	10,473
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	4,090	3,841
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[6]	16,000	15,262
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[6]	20,000	19,533
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[6]	36,295	36,261
Bank of America Corp. 4.244% 2038 (3-month USD-LIBOR + 1.814% on 4/24/2037)[6]	7,500	7,327
Bank of Nova Scotia 2.50% 2021	31,500	30,958
American Balanced Fund — Page 6 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.45% 2020	$37,000	$36,726
BB&T Corp. 2.625% 2022	22,500	22,032
BB&T Corp. 2.75% 2022	22,887	22,429
BB&T Corp. 3.70% 2025	11,695	11,659
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,138
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	31,388
Berkshire Hathaway Inc. 2.75% 2023	5,000	4,885
BNP Paribas 3.50% 2023[2]	118,825	115,997
BNP Paribas 3.375% 2025[2]	48,228	45,704
BNP Paribas 4.375% 2025[2]	5,700	5,579
BNP Paribas 4.375% 2026[2]	6,350	6,191
Capital One Financial Corp. 3.45% 2021	103,000	102,946
Capital One Financial Corp. 3.20% 2023	20,000	19,397
Capital One Financial Corp. 3.20% 2025	20,000	18,839
Capital One Financial Corp. 4.25% 2025	45,000	44,860
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[2,7,8,9,10]	403	403
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[2,7,8,9,10]	307	307
Charles Schwab Corp. 3.45% 2026	1,616	1,578
Citigroup Inc. 2.35% 2021	62,425	60,524
Citigroup Inc. 2.70% 2021	24,500	24,089
Citigroup Inc. 2.90% 2021	53,000	51,922
Citigroup Inc. 3.40% 2021	34,670	34,674
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[6]	60,817	58,875
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[6]	20,700	20,318
Citigroup Inc. 3.875% 2023	38,183	38,498
Citigroup Inc. 3.20% 2026	27,000	25,230
Citigroup Inc. 4.65% 2048	12,160	12,329
CME Group Inc. 3.75% 2028	25,175	25,193
CME Group Inc. 5.30% 2043	3,135	3,614
CME Group Inc. 4.15% 2048	12,000	11,994
Commonwealth Bank of Australia 2.25% 2020[2]	6,250	6,171
Cooperatieve Rabobank UA 2.75% 2023	31,500	30,291
Crédit Agricole SA 2.375% 2021[2]	6,645	6,448
Crédit Agricole SA 3.375% 2022[2]	20,125	19,756
Crédit Agricole SA 4.375% 2025[2]	14,825	14,519
Credit Suisse Group AG 3.45% 2021	20,000	19,930
Credit Suisse Group AG 3.80% 2022	6,802	6,770
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[2,6]	33,250	31,750
Credit Suisse Group AG 3.80% 2023	32,275	31,932
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[2,6]	12,300	11,594
Danske Bank AS 2.00% 2021[2]	20,120	19,085
Danske Bank AS 2.70% 2022[2]	47,600	45,643
Deutsche Bank AG 2.70% 2020	20,000	19,599
Deutsche Bank AG 3.375% 2021	4,500	4,420
Deutsche Bank AG 3.95% 2023	111,000	107,870
Discover Financial Services 4.65% 2028	59,000	59,226
DNB ASA 2.375% 2021[2]	10,000	9,711
Ford Motor Credit Co. 3.81% 2024	64,467	61,521
General Motors Financial Co. 3.50% 2019	4,685	4,705
General Motors Financial Co. 4.20% 2021	23,000	23,297
General Motors Financial Co. 3.45% 2022	42,140	41,505
General Motors Financial Co. 4.15% 2023	40,370	40,288
General Motors Financial Co. 4.30% 2025	18,175	17,714
Goldman Sachs Group, Inc. 2.55% 2019	11,000	10,953
American Balanced Fund — Page 7 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.60% 2020	$14,610	$14,481
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,275
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.695% 2021[10]	25,782	26,355
Goldman Sachs Group, Inc. 5.25% 2021	20,000	20,946
Goldman Sachs Group, Inc. 3.00% 2022	75,000	73,529
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,284
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	110,763	107,067
Goldman Sachs Group, Inc. 3.20% 2023	91,500	89,565
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[6]	10,000	9,523
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[6]	10,000	9,868
Groupe BPCE SA 2.75% 2023[2]	34,500	33,000
Groupe BPCE SA 5.70% 2023[2]	13,830	14,435
Groupe BPCE SA 4.625% 2024[2]	34,250	33,952
Groupe BPCE SA 5.15% 2024[2]	54,250	55,231
HSBC Holdings PLC 2.65% 2022	35,000	33,976
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[6]	50,500	49,494
HSBC Holdings PLC 3.322% 2024[10]	11,250	11,239
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[6]	19,400	19,280
HSBC Holdings PLC 4.25% 2024	8,000	7,959
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	25,500	25,558
Intesa Sanpaolo SpA 3.125% 2022[2]	50,835	47,312
Intesa Sanpaolo SpA 3.375% 2023[2]	41,400	38,356
Intesa Sanpaolo SpA 5.017% 2024[2]	73,485	66,375
Intesa Sanpaolo SpA 5.25% 2024	12,600	12,474
Intesa Sanpaolo SpA 5.71% 2026[2]	72,500	66,207
Intesa Sanpaolo SpA 3.875% 2027[2]	53,123	45,394
Intesa Sanpaolo SpA 3.875% 2028[2]	19,000	16,122
Jefferies Financial Group Inc. 5.50% 2023	830	860
JPMorgan Chase & Co. 2.25% 2020	14,585	14,438
JPMorgan Chase & Co. 2.55% 2020	32,300	31,851
JPMorgan Chase & Co. 2.40% 2021	32,500	31,696
JPMorgan Chase & Co. 2.55% 2021	24,235	23,807
JPMorgan Chase & Co. 3.25% 2022	10,000	9,892
JPMorgan Chase & Co. 2.70% 2023	27,600	26,559
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	48,175	47,692
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[6]	10,000	9,999
JPMorgan Chase & Co. 3.875% 2024	25,000	24,773
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[6]	14,864	14,088
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[6]	40,386	40,236
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[6]	35,000	35,875
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[6]	25,000	27,312
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.675% 2021[10]	28,050	28,082
Keybank National Association 2.50% 2019	17,000	16,912
Lloyds Banking Group PLC 3.00% 2022	30,000	29,227
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	74,300	70,939
Lloyds Banking Group PLC 4.45% 2025	12,400	12,428
Lloyds Banking Group PLC 4.582% 2025	14,750	14,498
Lloyds Banking Group PLC 3.75% 2027	10,000	9,411
Lloyds Banking Group PLC 4.375% 2028	10,025	9,792
Metropolitan Life Global Funding I 1.55% 2019[2]	15,500	15,310
Metropolitan Life Global Funding I 2.30% 2019[2]	10,120	10,101
Metropolitan Life Global Funding I 2.00% 2020[2]	6,125	6,023
American Balanced Fund — Page 8 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 2.50% 2020[2]	$46,300	$45,595
Metropolitan Life Global Funding I 1.95% 2021[2]	15,500	14,853
Metropolitan Life Global Funding I 2.40% 2021[2]	24,175	23,725
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	24,554
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	30,500	29,402
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	17,914
Mizuho Financial Group, Ltd. 3.549% 2023	31,500	31,163
Moody’s Corp. 2.75% 2021	20,000	19,575
Morgan Stanley 2.50% 2021	46,000	44,956
Morgan Stanley 2.75% 2022	15,000	14,557
Morgan Stanley 3.125% 2023	100,592	98,077
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]	121,400	120,665
Morgan Stanley 4.00% 2025	8,950	8,924
Morgan Stanley 3.875% 2026	19,500	19,176
Morgan Stanley 3.625% 2027	9,875	9,487
National Australia Bank Ltd. 1.375% 2019	10,200	10,099
National Australia Bank Ltd. 1.875% 2021	10,200	9,779
National Australia Bank Ltd. 2.50% 2022	29,500	28,336
National Australia Bank Ltd. 2.875% 2023	23,725	22,902
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.631% 2024[2,10]	8,150	8,150
New York Life Global Funding 1.50% 2019[2]	15,265	15,054
New York Life Global Funding 1.95% 2020[2]	16,000	15,775
New York Life Global Funding 1.70% 2021[2]	40,500	38,649
New York Life Global Funding 2.35% 2026[2]	11,890	10,785
Nordea Bank AB 2.50% 2020[2]	14,825	14,601
Nordea Bank AB 2.25% 2021[2]	8,800	8,529
PNC Bank 1.45% 2019	33,375	33,023
PNC Bank 2.40% 2019	14,800	14,731
PNC Bank 2.60% 2020	30,000	29,792
PNC Bank 2.55% 2021	17,000	16,571
PNC Bank 3.50% 2023	25,327	25,246
PNC Financial Services Group, Inc. 3.90% 2024	20,000	19,919
PRICOA Global Funding I 2.45% 2022[2]	5,295	5,095
PRICOA Global Funding I 3.45% 2023[2]	11,800	11,719
Prudential Financial, Inc. 3.50% 2024	23,600	23,620
Rabobank Nederland 1.375% 2019	16,560	16,357
Rabobank Nederland 2.75% 2022	23,500	22,876
Rabobank Nederland 4.375% 2025	22,650	22,453
Santander Holdings USA, Inc. 3.70% 2022	28,500	28,121
Santander Holdings USA, Inc. 3.40% 2023	31,500	30,401
Skandinaviska Enskilda Banken AB 2.375% 2019[2]	9,599	9,578
Skandinaviska Enskilda Banken AB 1.875% 2021	38,790	37,055
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	9,729
Sumitomo Mitsui Banking Corp. 3.102% 2023	52,500	51,109
Svenska Handelsbanken AB 1.95% 2020	6,855	6,679
Synchrony Bank 3.65% 2021	37,625	37,310
Travelers Companies, Inc. 4.00% 2047	13,520	12,972
UBS Group AG 4.125% 2025[2]	28,250	28,086
UniCredit SpA 3.75% 2022[2]	88,069	84,260
UniCredit SpA 4.625% 2027[2]	10,000	9,186
UniCredit SpA 5.861% 2032[2,6]	52,700	47,207
Unum Group 3.875% 2025	5,045	4,869
US Bancorp 2.35% 2020	25,000	24,798
US Bancorp 2.625% 2022	16,225	15,863
American Balanced Fund — Page 9 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp 2.85% 2023	$63,000	$61,375
US Bancorp 3.40% 2023	62,775	62,541
US Bancorp 2.375% 2026	25,000	22,656
US Bank NA 1.40% 2019	5,465	5,428
US Bank NA 2.125% 2019	30,000	29,770
Wells Fargo & Co. 2.55% 2020	9,575	9,427
Wells Fargo & Co. 2.10% 2021	25,600	24,659
Wells Fargo & Co. 2.50% 2021	43,000	42,121
Wells Fargo & Co. 4.60% 2021	25,000	25,716
Wells Fargo & Co. 2.625% 2022	30,500	29,469
Wells Fargo & Co. 3.069% 2023	60,000	58,580
Wells Fargo & Co. 3.55% 2023	58,150	57,900
Wells Fargo & Co. 3.00% 2026	21,000	19,552
Wells Fargo & Co. 3.00% 2026	13,400	12,440
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[6]	16,755	16,080
Westpac Banking Corp. 2.15% 2020	28,000	27,647
Westpac Banking Corp. 2.75% 2023	27,500	26,542
		5,609,831
Health care 1.78%
Abbott Laboratories 2.80% 2020	13,870	13,742
Abbott Laboratories 2.90% 2021	67,382	66,592
Abbott Laboratories 3.40% 2023	12,260	12,222
Abbott Laboratories 3.75% 2026	21,120	21,090
Abbott Laboratories 4.75% 2036	4,800	5,118
Abbott Laboratories 4.90% 2046	3,500	3,811
AbbVie Inc. 2.30% 2021	25,485	24,819
AbbVie Inc. 2.90% 2022	37,353	36,316
AbbVie Inc. 2.85% 2023	14,887	14,345
AbbVie Inc. 4.25% 2028	23,650	23,344
AbbVie Inc. 4.30% 2036	4,393	4,128
AbbVie Inc. 4.45% 2046	27,911	25,923
AbbVie Inc. 4.875% 2048	14,775	14,596
Allergan PLC 3.00% 2020	26,950	26,927
Allergan PLC 3.45% 2022	96,422	95,886
Allergan PLC 3.80% 2025	3,385	3,318
Allergan PLC 4.55% 2035	7,870	7,663
Allergan PLC 4.75% 2045	21,404	20,855
Allergan, Inc. 5.00% 2021[2]	35,099	36,423
AmerisourceBergen Corp. 3.25% 2025	2,170	2,071
AmerisourceBergen Corp. 4.25% 2045	2,045	1,823
Amgen Inc. 1.85% 2021	13,745	13,198
Amgen Inc. 2.70% 2022	10,620	10,335
Amgen Inc. 4.40% 2045	16,000	15,524
Anthem, Inc. 2.95% 2022	26,430	25,718
Anthem, Inc. 4.101% 2028	40,000	39,454
AstraZeneca PLC 2.375% 2022	29,195	28,062
AstraZeneca PLC 3.375% 2025	30,445	29,488
Bayer AG 2.375% 2019[2]	8,245	8,193
Bayer US Finance II LLC 3.875% 2023[2]	42,117	41,873
Bayer US Finance II LLC 4.25% 2025[2]	72,294	71,816
Bayer US Finance II LLC 4.375% 2028[2]	2,774	2,722
Bayer US Finance II LLC 4.625% 2038[2]	11,798	11,317
Bayer US Finance II LLC 4.40% 2044[2]	13,090	11,669
American Balanced Fund — Page 10 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance II LLC 4.875% 2048[2]	$13,071	$12,727
Becton, Dickinson and Co. 2.133% 2019	17,750	17,648
Becton, Dickinson and Co. 2.404% 2020	17,750	17,487
Becton, Dickinson and Co. 2.894% 2022	39,820	38,742
Becton, Dickinson and Co. 3.363% 2024	40,505	39,173
Boston Scientific Corp. 3.375% 2022	20,000	19,802
Boston Scientific Corp. 3.85% 2025	45,500	45,383
Cigna Corp. 3.40% 2021[2]	33,775	33,671
Cigna Corp. 3.75% 2023[2]	49,635	49,500
Cigna Corp. 4.125% 2025[2]	21,020	20,985
Cigna Corp. 4.375% 2028[2]	16,800	16,775
Cigna Corp. 4.80% 2038[2]	40,085	40,150
Cigna Corp. 4.90% 2048[2]	12,745	12,779
CVS Health Corp. 3.35% 2021	67,095	67,006
CVS Health Corp. 3.70% 2023	7,790	7,763
CVS Health Corp. 4.10% 2025	104,719	104,541
CVS Health Corp. 4.30% 2028	72,170	71,596
CVS Health Corp. 4.78% 2038	12,922	12,862
CVS Health Corp. 5.05% 2048	11,937	12,242
EMD Finance LLC 2.95% 2022[2]	12,850	12,534
EMD Finance LLC 3.25% 2025[2]	16,200	15,441
GlaxoSmithKline PLC 3.625% 2025	12,165	12,150
HCA Inc. 6.50% 2020	9,800	10,199
Humana Inc. 3.15% 2022	20,000	19,590
Johnson & Johnson 2.25% 2022	28,250	27,589
Johnson & Johnson 2.45% 2026	8,360	7,820
Johnson & Johnson 3.625% 2037	7,250	6,981
Medtronic, Inc. 3.50% 2025	22,500	22,339
Medtronic, Inc. 4.375% 2035	12,627	13,066
Medtronic, Inc. 4.625% 2045	11,095	11,759
Mylan Laboratories Inc. 3.15% 2021	18,347	18,072
Novartis Capital Corp. 2.40% 2022	28,000	27,176
Pfizer Inc. 7.20% 2039	485	669
Roche Holdings, Inc. 2.875% 2021[2]	24,400	24,179
Roche Holdings, Inc. 1.75% 2022[2]	18,330	17,428
Roche Holdings, Inc. 3.35% 2024[2]	9,000	8,921
Roche Holdings, Inc. 3.00% 2025[2]	19,000	18,267
Shire PLC 1.90% 2019	20,000	19,791
Shire PLC 2.40% 2021	51,904	50,183
Shire PLC 2.875% 2023	105,025	100,269
Shire PLC 3.20% 2026	102,800	95,036
Teva Pharmaceutical Finance Co. BV 2.20% 2021	128,578	120,897
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	141,508
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,999	123,369
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,071
UnitedHealth Group Inc. 2.125% 2021	26,195	25,586
WellPoint, Inc. 2.25% 2019	15,500	15,419
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,535
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,120
		2,409,177
American Balanced Fund — Page 11 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 1.31%	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 4.85% 2021	$24,635	$25,327
Anadarko Petroleum Corp. 5.55% 2026	13,895	14,785
Anadarko Petroleum Corp. 6.60% 2046	14,150	16,675
Canadian Natural Resources Ltd. 2.95% 2023	34,865	33,645
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,704
Canadian Natural Resources Ltd. 4.95% 2047	7,500	7,796
Cenovus Energy Inc. 3.00% 2022	2,000	1,917
Cenovus Energy Inc. 3.80% 2023	20,710	20,293
Cenovus Energy Inc. 4.25% 2027	52,985	51,288
Cenovus Energy Inc. 5.25% 2037	12,500	12,415
Cenovus Energy Inc. 5.40% 2047	50,500	50,988
Chevron Corp. 2.566% 2023	13,000	12,575
Concho Resources Inc. 4.30% 2028	23,825	23,764
Concho Resources Inc. 4.85% 2048	9,046	9,095
Devon Energy Corp. 5.00% 2045	6,000	6,015
Enbridge Energy Partners, LP 9.875% 2019	11,250	11,550
Enbridge Energy Partners, LP 4.375% 2020	15,730	15,966
Enbridge Energy Partners, LP 5.875% 2025	21,005	23,153
Enbridge Energy Partners, LP 5.50% 2040	15,000	16,134
Enbridge Energy Partners, LP 7.375% 2045	52,240	69,181
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	11,947
Enbridge Inc. 4.00% 2023	26,535	26,766
Enbridge Inc. 3.70% 2027	26,253	25,389
Energy Transfer Partners, LP 4.15% 2020	11,500	11,654
Energy Transfer Partners, LP 4.20% 2023	11,190	11,289
Energy Transfer Partners, LP 4.75% 2026	19,000	19,218
Energy Transfer Partners, LP 4.00% 2027	16,482	15,670
Energy Transfer Partners, LP 4.20% 2027	13,373	12,934
Energy Transfer Partners, LP 4.95% 2028	16,877	17,205
Energy Transfer Partners, LP 6.125% 2045	11,990	12,814
Energy Transfer Partners, LP 5.30% 2047	31,614	30,694
Energy Transfer Partners, LP 5.40% 2047	40,178	39,827
Energy Transfer Partners, LP 6.00% 2048	36,160	38,634
EnLink Midstream Partners, LP 4.15% 2025	2,575	2,444
EnLink Midstream Partners, LP 5.45% 2047	18,515	16,136
Enterprise Products Operating LLC 3.90% 2024	16,545	16,709
Enterprise Products Operating LLC 3.95% 2027	550	550
EOG Resources, Inc. 4.15% 2026	10,220	10,464
EQT Corp. 3.00% 2022	16,800	16,295
EQT Corp. 3.90% 2027	15,080	14,150
Equinor ASA 3.625% 2028	61,530	60,790
Exxon Mobil Corp. 2.222% 2021	18,000	17,657
Exxon Mobil Corp. 2.726% 2023	12,000	11,753
Halliburton Co. 3.80% 2025	8,000	7,941
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,985
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,481
Kinder Morgan Energy Partners, LP 3.50% 2021	8,980	9,010
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,511
Kinder Morgan Energy Partners, LP 5.50% 2044	11,321	11,797
Kinder Morgan, Inc. 3.05% 2019	8,070	8,060
Kinder Morgan, Inc. 6.50% 2020	10,700	11,180
Kinder Morgan, Inc. 4.30% 2028	74,830	74,278
Kinder Morgan, Inc. 5.30% 2034	8,205	8,494
Kinder Morgan, Inc. 5.20% 2048	25,000	25,555
American Balanced Fund — Page 12 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Marathon Oil Corp. 4.40% 2027	$26,665	$26,698
MPLX LP 4.125% 2027	5,880	5,735
MPLX LP 4.50% 2038	25,500	24,080
Noble Energy, Inc. 3.85% 2028	19,650	18,588
Noble Energy, Inc. 4.95% 2047	13,500	12,957
Petróleos Mexicanos 5.35% 2028[2]	15,590	14,733
Petróleos Mexicanos 5.50% 2044	3,370	2,861
Petróleos Mexicanos 5.625% 2046	8,800	7,492
Petróleos Mexicanos 6.75% 2047	52,294	50,029
Petróleos Mexicanos 6.35% 2048[2]	88,165	81,200
Phillips 66 3.90% 2028	24,325	24,027
Phillips 66 4.875% 2044	40,000	41,556
Phillips 66 Partners LP 3.605% 2025	1,950	1,883
Phillips 66 Partners LP 3.55% 2026	3,350	3,164
Phillips 66 Partners LP 3.75% 2028	8,775	8,367
Phillips 66 Partners LP 4.68% 2045	6,580	6,249
Phillips 66 Partners LP 4.90% 2046	5,510	5,421
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,533
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	75,500	80,325
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	53,723
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,098
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	12,779
Schlumberger BV 3.625% 2022[2]	11,340	11,290
Schlumberger BV 4.00% 2025[2]	23,448	23,471
Shell International Finance BV 2.25% 2020	8,375	8,250
Shell International Finance BV 1.875% 2021	15,000	14,522
Statoil ASA 2.75% 2021	5,395	5,324
Statoil ASA 3.25% 2024	1,690	1,662
Statoil ASA 4.25% 2041	6,000	6,075
TC PipeLines, LP 4.375% 2025	6,390	6,352
TransCanada PipeLines Ltd. 4.25% 2028	17,075	17,170
TransCanada PipeLines Ltd. 4.75% 2038	22,400	22,848
TransCanada PipeLines Ltd. 5.00% 2043	10,000	10,271
TransCanada PipeLines Ltd. 4.875% 2048	23,500	24,169
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[6]	6,410	6,298
Western Gas Partners LP 3.95% 2025	3,730	3,561
Western Gas Partners LP 4.65% 2026	7,045	6,913
Western Gas Partners LP 5.30% 2048	20,000	18,369
Williams Partners LP 4.50% 2023	6,400	6,524
Williams Partners LP 4.30% 2024	7,870	7,947
Woodside Petroleum Ltd. 3.65% 2025[2]	12,400	11,956
		1,777,017
Consumer discretionary 1.27%
Amazon.com, Inc. 2.40% 2023	36,545	35,162
Amazon.com, Inc. 2.80% 2024	56,300	54,440
Amazon.com, Inc. 3.80% 2024	35,000	35,739
American Honda Finance Corp. 2.65% 2021	32,000	31,635
American Honda Finance Corp. 3.50% 2028	16,867	16,515
Bayerische Motoren Werke AG 3.45% 2023[2]	61,070	60,547
CBS Corp. 3.50% 2025	15,000	14,312
CBS Corp. 4.60% 2045	25,000	23,669
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	12,500	12,567
American Balanced Fund — Page 13 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	$10,000	$10,164
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	16,350	17,611
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	18,990	18,167
Comcast Corp. 3.15% 2026	11,215	10,594
Comcast Corp. 2.35% 2027	17,000	14,965
Comcast Corp. 3.30% 2027	11,250	10,640
Comcast Corp. 3.20% 2036	7,250	6,053
Comcast Corp. 6.45% 2037	15,000	17,864
Comcast Corp. 3.90% 2038	12,750	11,683
Comcast Corp. 4.60% 2045	20,000	19,598
Comcast Corp. 4.00% 2048	26,750	24,146
DaimlerChrysler North America Holding Corp. 2.25% 2019[2]	13,000	12,921
DaimlerChrysler North America Holding Corp. 2.25% 2020[2]	9,780	9,649
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	22,525	21,631
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	40,000	39,558
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	12,800	12,596
DaimlerChrysler North America Holding Corp. 3.75% 2028[2]	4,198	4,104
Ford Motor Co. 5.291% 2046	5,000	4,462
Ford Motor Credit Co. 2.551% 2018	9,015	9,015
Ford Motor Credit Co. 2.597% 2019	13,000	12,899
Ford Motor Credit Co. 2.343% 2020	84,005	81,698
Ford Motor Credit Co. 3.157% 2020	44,135	43,725
Ford Motor Credit Co. 3.20% 2021	8,300	8,181
Ford Motor Credit Co. 3.813% 2021	20,000	19,872
Ford Motor Credit Co. 3.339% 2022	27,500	26,596
Ford Motor Credit Co. 3.096% 2023	43,286	40,636
Ford Motor Credit Co. 4.14% 2023	20,000	19,692
Ford Motor Credit Co. 4.375% 2023	26,189	25,920
Ford Motor Credit Co. 3.664% 2024	10,000	9,364
Ford Motor Credit Co. 3.815% 2027	9,367	8,391
General Motors Co. 4.875% 2023	22,735	23,325
General Motors Co. 4.35% 2025	20,515	20,174
General Motors Co. 6.60% 2036	9,435	10,076
General Motors Co. 5.40% 2048	20,000	18,707
General Motors Financial Co. 2.35% 2019	18,000	17,888
General Motors Financial Co. 2.40% 2019	20,435	20,385
General Motors Financial Co. 3.70% 2020	20,890	21,001
General Motors Financial Co. 3.20% 2021	20,000	19,772
General Motors Financial Co. 3.45% 2022	30,000	29,622
General Motors Financial Co. 3.25% 2023	44,500	42,988
General Motors Financial Co. 3.70% 2023	43,947	43,022
General Motors Financial Co. 3.50% 2024	46,510	43,860
General Motors Financial Co. 3.95% 2024	45,284	44,145
General Motors Financial Co. 4.35% 2027	11,250	10,762
Home Depot, Inc. 1.80% 2020	26,880	26,456
Home Depot, Inc. 4.40% 2021	15,000	15,438
Home Depot, Inc. 5.95% 2041	7,500	9,345
Home Depot, Inc. 4.25% 2046	16,500	16,870
Hyundai Capital America 2.00% 2019[2]	11,960	11,883
Hyundai Capital America 2.55% 2020[2]	8,300	8,163
Hyundai Capital America 3.45% 2021[2]	58,690	58,058
Hyundai Capital America 3.75% 2021[2]	20,000	19,901
Hyundai Capital America 3.10% 2022[2]	26,390	25,664
Hyundai Capital America 3.25% 2022[2]	13,055	12,664
American Balanced Fund — Page 14 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lowe’s Companies, Inc. 2.50% 2026	$23,310	$21,443
McDonald’s Corp. 2.625% 2022	23,710	23,083
McDonald’s Corp. 3.50% 2027	6,555	6,374
McDonald’s Corp. 3.80% 2028	14,775	14,545
McDonald’s Corp. 4.875% 2045	12,000	12,578
NBCUniversal Enterprise, Inc. 5.25% 2049[2]	5,730	5,825
Newell Rubbermaid Inc. 3.15% 2021	19,725	19,420
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,673
Nissan Motor Co., Ltd. 2.60% 2022[2]	29,255	27,998
Nordstrom, Inc. 4.00% 2021	6,245	6,344
Starbucks Corp. 3.10% 2023	51,087	50,363
Starbucks Corp. 3.80% 2025	20,000	19,892
Starbucks Corp. 4.50% 2048	13,480	13,291
Thomson Reuters Corp. 4.30% 2023	4,500	4,604
Thomson Reuters Corp. 3.35% 2026	12,410	11,452
Thomson Reuters Corp. 5.65% 2043	2,000	2,115
Time Warner Inc. 3.80% 2027	6,045	5,789
Toyota Motor Credit Corp. 2.60% 2022	18,015	17,632
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,279
Toyota Motor Credit Corp. 3.05% 2028	15,800	14,936
		1,722,786
Consumer staples 1.21%
Altria Group, Inc. 9.25% 2019	5,067	5,339
Altria Group, Inc. 2.625% 2020	14,760	14,677
Altria Group, Inc. 9.95% 2038	13,500	21,334
Altria Group, Inc. 4.50% 2043	10,000	9,666
Altria Group, Inc. 5.375% 2044	6,825	7,360
Anheuser-Busch InBev NV 3.30% 2023	62,345	61,611
Anheuser-Busch InBev NV 3.50% 2024	28,585	28,314
Anheuser-Busch InBev NV 3.65% 2026	37,965	36,874
Anheuser-Busch InBev NV 4.00% 2028	69,467	68,569
Anheuser-Busch InBev NV 4.60% 2048	24,578	23,864
British American Tobacco International Finance PLC 3.95% 2025[2]	16,500	16,119
British American Tobacco PLC 2.297% 2020[2]	35,827	35,124
British American Tobacco PLC 2.764% 2022[2]	35,630	34,359
British American Tobacco PLC 3.222% 2024[2]	119,000	113,542
British American Tobacco PLC 3.557% 2027[2]	66,150	61,683
British American Tobacco PLC 4.39% 2037[2]	25,500	23,770
British American Tobacco PLC 4.54% 2047[2]	40,500	37,202
Constellation Brands, Inc. 2.00% 2019	19,000	18,831
Constellation Brands, Inc. 2.25% 2020	19,000	18,574
Constellation Brands, Inc. 2.65% 2022	43,645	41,750
Constellation Brands, Inc. 2.70% 2022	6,780	6,542
Constellation Brands, Inc. 3.20% 2023	30,742	29,804
Constellation Brands, Inc. 3.60% 2028	10,000	9,370
Constellation Brands, Inc. 4.50% 2047	3,465	3,241
Constellation Brands, Inc. 4.10% 2048	22,000	19,388
Costco Wholesale Corp. 2.15% 2021	17,500	17,125
Costco Wholesale Corp. 2.30% 2022	17,500	16,951
Costco Wholesale Corp. 2.75% 2024	57,500	55,669
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[10]	14,250	14,322
General Mills, Inc. 3.70% 2023	3,120	3,104
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,668
American Balanced Fund — Page 15 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr. Pepper Inc. 3.551% 2021[2]	$33,725	$33,685
Keurig Dr. Pepper Inc. 4.057% 2023[2]	61,675	61,816
Keurig Dr. Pepper Inc. 4.417% 2025[2]	24,162	24,291
Keurig Dr. Pepper Inc. 4.597% 2028[2]	23,096	23,244
Keurig Dr. Pepper Inc. 4.985% 2038[2]	17,945	18,188
Keurig Dr. Pepper Inc. 5.085% 2048[2]	32,576	33,340
Kraft Heinz Co. 3.50% 2022	23,285	23,156
Kraft Heinz Co. 4.375% 2046	5,290	4,682
Kroger Co. 3.50% 2026	16,135	15,456
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,504
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,398
Molson Coors Brewing Co. 1.45% 2019	7,465	7,379
Molson Coors Brewing Co. 1.90% 2019	10,015	9,977
Molson Coors Brewing Co. 2.25% 2020	8,590	8,467
Molson Coors Brewing Co. 2.10% 2021	11,385	10,954
Molson Coors Brewing Co. 3.00% 2026	9,670	8,784
Molson Coors Brewing Co. 4.20% 2046	10,475	9,313
Nestle Holdings, Inc. 3.50% 2025[2]	35,000	34,786
Pernod Ricard SA 4.45% 2022[2]	9,600	9,798
Philip Morris International Inc. 2.00% 2020	28,010	27,635
Philip Morris International Inc. 1.875% 2021	25,020	24,242
Philip Morris International Inc. 2.375% 2022	20,565	19,753
Philip Morris International Inc. 2.50% 2022	31,500	30,279
Philip Morris International Inc. 2.625% 2022	30,160	29,362
Philip Morris International Inc. 3.25% 2024	10,000	9,774
Philip Morris International Inc. 3.375% 2025	27,395	26,692
Philip Morris International Inc. 4.25% 2044	6,000	5,669
Procter & Gamble Co. 1.70% 2021	8,270	7,953
Reckitt Benckiser Group PLC 2.375% 2022[2]	19,000	18,246
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	8,078	7,661
Reynolds American Inc. 3.25% 2022	11,420	11,164
Reynolds American Inc. 4.00% 2022	6,695	6,741
Reynolds American Inc. 4.85% 2023	12,000	12,462
Reynolds American Inc. 4.45% 2025	60,115	60,617
Reynolds American Inc. 5.70% 2035	1,555	1,663
Reynolds American Inc. 5.85% 2045	32,595	35,523
Wal-Mart Stores, Inc. 3.40% 2023	30,140	30,260
Wal-Mart Stores, Inc. 3.70% 2028	28,492	28,545
WM. Wrigley Jr. Co. 3.375% 2020[2]	22,500	22,531
		1,634,736
Utilities 1.17%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	25,500	25,455
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[2]	11,250	11,291
AEP Transmission Co. LLC 3.75% 2047	9,870	9,029
AEP Transmission Co. LLC 4.25% 2048	12,600	12,586
Ameren Corp. 3.65% 2026	1,410	1,372
Ameren Corp. 3.70% 2047	10,000	9,297
American Electric Power Co., Inc. 2.15% 2020	9,800	9,596
American Electric Power Co., Inc. 2.95% 2022	13,694	13,397
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,320
Berkshire Hathaway Energy Co. 2.80% 2023	16,000	15,568
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,314
CMS Energy Corp. 5.05% 2022	9,215	9,628
American Balanced Fund — Page 16 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.75% 2027[2]	$10,725	$10,618
Commonwealth Edison Co. 2.55% 2026	11,270	10,343
Commonwealth Edison Co. 4.35% 2045	8,345	8,468
Commonwealth Edison Co. 4.00% 2048	11,750	11,346
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	8,958
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	19,631
Consumers Energy Co. 3.375% 2023	1,435	1,427
Consumers Energy Co. 3.125% 2024	10,520	10,240
Consumers Energy Co. 3.25% 2046	10,635	9,101
Consumers Energy Co. 4.05% 2048	27,710	27,336
Dominion Resources, Inc. 1.875% 2018[2]	25,000	24,960
Dominion Resources, Inc. 1.60% 2019	3,660	3,619
Dominion Resources, Inc. 2.962% 2019[6]	11,040	11,037
Dominion Resources, Inc. 2.579% 2020[6]	7,025	6,937
Dominion Resources, Inc. 2.00% 2021	13,335	12,750
Dominion Resources, Inc. 2.75% 2022	36,516	35,574
Duke Energy Carolinas, Inc. 3.70% 2047	6,625	6,034
Duke Energy Corp. 3.75% 2024	24,295	24,348
Duke Energy Corp. 2.65% 2026	21,250	19,237
Duke Energy Florida, LLC 3.20% 2027	23,075	22,199
Duke Energy Ohio, Inc. 3.70% 2046	7,475	6,792
Duke Energy Progress Inc. 4.15% 2044	26,190	25,715
Duke Energy Progress Inc. 3.70% 2046	29,270	26,756
Duke Energy Progress, LLC 3.375% 2023	3,925	3,916
EDP Finance BV 3.625% 2024[2]	63,525	60,782
Electricité de France SA 2.35% 2020[2]	4,600	4,519
Electricité de France SA 6.95% 2039[2]	5,275	6,468
Electricité de France SA 5.60% 2040	5,050	5,385
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	11,600	12,412
Emera US Finance LP 2.70% 2021	11,940	11,597
Emera US Finance LP 3.55% 2026	17,715	16,704
Enel Finance International SA 2.875% 2022[2]	13,466	12,817
Enel Finance International SA 2.75% 2023[2]	53,034	49,600
Enel Finance International SA 4.25% 2023[2]	35,000	34,547
Enel Finance International SA 4.625% 2025[2]	35,000	34,293
Enel Finance International SA 3.625% 2027[2]	29,500	26,754
Enel Finance International SA 3.50% 2028[2]	26,650	23,492
Enel Finance International SA 4.875% 2029[2]	30,000	29,110
Enersis Américas SA 4.00% 2026	4,330	4,133
Entergy Corp. 4.00% 2022	7,994	8,093
Entergy Corp. 2.95% 2026	24,040	22,113
Entergy Louisiana, LLC 4.20% 2048	14,025	13,947
Eversource Energy 2.70% 2026	4,085	3,765
Exelon Corp. 2.85% 2020	15,000	14,874
Exelon Corp. 3.497% 2022[6]	90,158	88,650
Exelon Corp. 3.40% 2026	2,840	2,721
Exelon Corp. 4.45% 2046	12,640	12,282
FirstEnergy Corp. 3.90% 2027	48,970	47,699
FirstEnergy Corp. 4.85% 2047	43,720	44,574
FirstEnergy Corp., Series B, 4.25% 2023	33,180	33,721
Great Plains Energy Inc. 4.20% 2047	8,400	8,072
MidAmerican Energy Holdings Co. 2.40% 2019	5,500	5,496
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,211
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	20,337
American Balanced Fund — Page 17 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$5,912	$5,949
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,275
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	8,805	8,647
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	20,799
NiSource Finance Corp. 2.65% 2022	14,850	14,183
Northeast Utilities 3.15% 2025	8,845	8,512
Northern States Power Co. 4.125% 2044	18,000	17,914
NV Energy, Inc. 6.25% 2020	10,168	10,747
Pacific Gas and Electric Co. 3.25% 2023	3,314	3,203
Pacific Gas and Electric Co. 3.85% 2023	21,200	21,049
Pacific Gas and Electric Co. 3.40% 2024	3,092	2,959
Pacific Gas and Electric Co. 3.75% 2024	20,000	19,551
Pacific Gas and Electric Co. 2.95% 2026	9,275	8,449
Pacific Gas and Electric Co. 3.30% 2027	18,272	16,832
Pacific Gas and Electric Co. 3.30% 2027	5,861	5,366
Pacific Gas and Electric Co. 4.65% 2028[2]	19,122	19,248
Pacific Gas and Electric Co. 4.75% 2044	4,930	4,806
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,348
PacifiCorp., First Mortgage Bonds, 4.125% 2049	8,825	8,674
Public Service Co. of Colorado 2.25% 2022	6,000	5,736
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,005
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,608
Public Service Enterprise Group Inc. 2.65% 2022	25,075	24,090
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,478
Puget Energy, Inc. 6.50% 2020	5,750	6,095
Puget Energy, Inc. 6.00% 2021	13,200	14,041
Puget Energy, Inc. 5.625% 2022	15,427	16,333
Puget Energy, Inc. 3.65% 2025	9,400	9,078
Sierra Pacific Power Co., General and Ref. Mortgage Notes, Series T, 3.375% 2023	14,000	13,923
South Carolina Electric & Gas Co. 3.50% 2021	13,175	13,133
South Carolina Electric & Gas Co. 4.25% 2028	13,725	13,689
South Carolina Electric & Gas Co. 4.10% 2046	13,624	12,592
Southern California Edison Co. 1.845% 2022[9]	7,713	7,509
Tampa Electric Co. 4.35% 2044	11,410	11,127
Teco Finance, Inc. 5.15% 2020	5,627	5,759
Virginia Electric and Power Co. 2.95% 2026	8,247	7,752
Virginia Electric and Power Co. 3.50% 2027	10,000	9,789
Xcel Energy Inc. 4.70% 2020	4,845	4,931
Xcel Energy Inc. 3.30% 2025	5,795	5,607
		1,586,149
Industrials 0.63%
3M Co. 2.25% 2026	10,000	9,093
3M Co. 3.625% 2028	16,530	16,522
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	7,775	7,976
Canadian National Railway Co. 3.20% 2046	17,110	14,549
Canadian National Railway Co. 3.65% 2048	29,250	27,111
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	3,017	3,040
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[9]	120	124
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[9]	1,312	1,404
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[9]	376	397
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[9]	1,744	1,818
CSX Corp. 3.80% 2028	43,025	42,470
CSX Corp. 4.30% 2048	19,000	18,645
American Balanced Fund — Page 18 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
ERAC USA Finance Co. 2.80% 2018[2]	$9,900	$9,902
ERAC USA Finance Co. 2.70% 2023[2]	25,500	24,085
FedEx Corp. 4.75% 2045	35,000	35,127
Fortive Corp. 1.80% 2019	924	915
Fortive Corp. 2.35% 2021	6,505	6,306
General Dynamics Corp. 3.375% 2023	33,964	33,973
General Dynamics Corp. 3.50% 2025	31,001	30,972
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,644
General Electric Co. 2.70% 2022	11,000	10,619
General Electric Co. 4.125% 2042	11,000	9,815
Honeywell International Inc. 1.85% 2021	17,905	17,234
Lockheed Martin Corp. 3.10% 2023	4,710	4,664
Lockheed Martin Corp. 3.55% 2026	18,885	18,666
Northrop Grumman Corp. 2.55% 2022	13,220	12,748
Northrop Grumman Corp. 2.93% 2025	56,745	53,942
Northrop Grumman Corp. 3.25% 2028	23,975	22,589
Rockwell Collins, Inc. 1.95% 2019	8,465	8,410
Rockwell Collins, Inc. 2.80% 2022	36,585	35,627
Rockwell Collins, Inc. 3.20% 2024	17,295	16,710
Roper Technologies, Inc. 2.80% 2021	9,660	9,447
Roper Technologies, Inc. 3.80% 2026	8,325	8,104
Siemens AG 1.70% 2021[2]	25,500	24,386
Siemens AG 2.70% 2022[2]	55,520	54,189
Southwest Airlines Co. 2.75% 2019	6,255	6,235
Union Pacific Corp. 3.75% 2025	24,640	24,668
Union Pacific Corp. 3.95% 2028	30,000	30,122
United Technologies Corp. 3.35% 2021	14,836	14,825
United Technologies Corp. 3.10% 2022	14,783	14,566
United Technologies Corp. 3.65% 2023	60,837	60,602
United Technologies Corp. 3.95% 2025	42,627	42,420
United Technologies Corp. 3.125% 2027	33,000	30,868
United Technologies Corp. 4.125% 2028	10,480	10,431
Waste Management, Inc. 2.90% 2022	15,000	14,677
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	10,015	9,936
		853,573
Information technology 0.45%
Alphabet Inc. 1.998% 2026	17,000	15,328
Apple Inc. 2.25% 2021	23,000	22,586
Apple Inc. 2.50% 2022	16,750	16,387
Apple Inc. 2.75% 2025	31,000	29,713
Apple Inc. 2.90% 2027	20,000	18,858
Apple Inc. 3.00% 2024	10,000	9,808
Broadcom Ltd. 2.375% 2020	15,000	14,829
Broadcom Ltd. 3.00% 2022	87,850	85,639
Broadcom Ltd. 2.65% 2023	31,000	29,292
Broadcom Ltd. 3.625% 2024	112,775	109,499
Broadcom Ltd. 3.875% 2027	70,215	66,336
Intel Corp. 3.70% 2025	22,000	22,150
Microsoft Corp. 1.55% 2021	11,600	11,148
Microsoft Corp. 2.40% 2026	15,000	13,838
Microsoft Corp. 3.30% 2027	21,655	21,284
Microsoft Corp. 4.20% 2035	18,000	18,790
Microsoft Corp. 4.10% 2037	10,750	11,091
American Balanced Fund — Page 19 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.70% 2046	$15,000	$14,411
Visa Inc. 2.80% 2022	23,000	22,562
Visa Inc. 3.15% 2025	49,000	47,537
		601,086
Telecommunication services 0.40%
AT&T Inc. 3.00% 2022	30,000	29,277
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[10]	36,350	36,542
AT&T Inc. 4.10% 2028[2]	21,736	21,106
British Telecommunications PLC 2.35% 2019	13,285	13,267
British Telecommunications PLC 9.625% 2030[6]	11,718	16,677
Deutsche Telekom International Finance BV 1.95% 2021[2]	10,000	9,562
Deutsche Telekom International Finance BV 2.82% 2022[2]	45,985	44,945
Deutsche Telekom International Finance BV 3.60% 2027[2]	37,214	35,334
Deutsche Telekom International Finance BV 9.25% 2032	6,194	8,978
France Télécom 4.125% 2021	20,000	20,474
Orange SA 2.75% 2019	5,010	5,012
Orange SA 5.50% 2044	14,000	15,642
SoftBank Group Corp. 3.36% 2023[2,9]	11,250	11,236
Verizon Communications Inc. 3.50% 2024	8,500	8,396
Verizon Communications Inc. 4.125% 2027	26,900	26,961
Verizon Communications Inc. 4.50% 2033	23,000	22,873
Verizon Communications Inc. 4.40% 2034	14,875	14,530
Verizon Communications Inc. 4.272% 2036	47,680	45,523
Verizon Communications Inc. 4.125% 2046	39,649	35,622
Vodafone Group PLC 3.75% 2024	50,000	49,486
Vodafone Group PLC 4.125% 2025	33,000	32,779
Vodafone Group PLC 4.375% 2028	17,500	17,266
Vodafone Group PLC 5.00% 2038	10,000	9,887
Vodafone Group PLC 5.25% 2048	10,000	10,062
		541,437
Real estate 0.38%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	3,814
American Campus Communities, Inc. 3.35% 2020	16,070	16,027
American Campus Communities, Inc. 3.75% 2023	11,715	11,586
American Campus Communities, Inc. 4.125% 2024	10,965	10,891
American Tower Corp. 3.40% 2019	13,550	13,575
American Tower Corp. 3.55% 2027	6,815	6,377
American Tower Corp. 3.60% 2028	15,000	14,034
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,630
Corporate Office Properties LP 3.60% 2023	6,000	5,805
Corporate Office Properties LP 5.25% 2024	20,030	20,647
Corporate Office Properties LP 5.00% 2025	1,235	1,257
EPR Properties 4.75% 2026	43,650	42,839
EPR Properties 4.50% 2027	20,125	19,258
ERP Operating LP 4.75% 2020	12,000	12,260
Essex Portfolio LP 3.875% 2024	27,215	27,090
Essex Portfolio LP 3.50% 2025	27,075	26,190
Essex Portfolio LP 3.375% 2026	2,395	2,271
Hospitality Properties Trust 4.25% 2021	30,925	31,170
Hospitality Properties Trust 5.00% 2022	4,350	4,459
Hospitality Properties Trust 4.50% 2023	30,950	31,102
Hospitality Properties Trust 4.95% 2027	11,000	10,792
American Balanced Fund — Page 20 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 3.95% 2028	$12,610	$11,434
Prologis, Inc. 4.25% 2023	20,000	20,635
Public Storage 2.37% 2022	8,640	8,303
Scentre Group 2.375% 2019[2]	14,845	14,685
Scentre Group 3.25% 2025[2]	1,780	1,673
Scentre Group 3.50% 2025[2]	10,415	10,016
Scentre Group 3.75% 2027[2]	13,620	13,076
Select Income REIT 3.60% 2020	8,000	7,959
WEA Finance LLC 2.70% 2019[2]	5,395	5,382
WEA Finance LLC 3.25% 2020[2]	32,500	32,404
WEA Finance LLC 3.75% 2024[2]	22,800	22,467
Welltower Inc. 3.95% 2023	20,600	20,614
Westfield Corp. Ltd. 3.15% 2022[2]	35,935	35,249
		516,971
Materials 0.18%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5 year + 4.971% on 10/19/2020)[2,6]	3,175	3,319
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	22,030	21,750
Chevron Phillips Chemical Co. LLC 3.70% 2028[2]	25,000	24,679
Eastman Chemical Co. 2.70% 2020	21,000	20,895
Eastman Chemical Co. 3.80% 2025	7,405	7,317
Ecolab Inc. 4.35% 2021	816	841
Ecolab Inc. 5.50% 2041	204	238
Ecolab Inc. 3.95% 2047	1,664	1,585
Georgia-Pacific Corp. 2.539% 2019[2]	21,000	20,842
Holcim Ltd. 5.15% 2023[2]	17,000	17,662
International Paper Co. 7.30% 2039	7,835	9,970
Mosaic Co. 3.25% 2022	19,000	18,570
Mosaic Co. 4.05% 2027	17,940	17,380
Sherwin-Williams Co. 2.25% 2020	19,000	18,728
Sherwin-Williams Co. 2.75% 2022	17,460	16,945
Sherwin-Williams Co. 3.125% 2024	4,260	4,096
Sherwin-Williams Co. 3.45% 2027	10,930	10,415
Vale SA 6.25% 2026	5,825	6,398
Westlake Chemical Corp. 4.375% 2047	23,435	20,866
		242,496
Total corporate bonds & notes		17,495,259
Mortgage-backed obligations 7.46%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,9,10]	33,425	33,519
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.797% 2033[9,10]	1,177	1,209
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	3,370	3,318
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	15,265	15,459
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 4.216% 2023[2,9,10]	23	23
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.166% 2024[9,10]	78	79
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.816% 2024[2,9,10]	254	256
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	403	443
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	304	341
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	419	450
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[9]	657	708
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	1,799	1,836
American Balanced Fund — Page 21 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[9]	$5,600	$5,614
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,9]	9,500	9,812
Fannie Mae 4.50% 2025[9]	2,013	2,089
Fannie Mae 4.50% 2025[9]	1,716	1,759
Fannie Mae 3.00% 2033[9,11]	66,500	65,605
Fannie Mae 3.50% 2033[9,11]	80,000	80,342
Fannie Mae 5.50% 2033[9]	1,883	2,035
Fannie Mae 5.50% 2033[9]	1,697	1,834
Fannie Mae 5.50% 2033[9]	207	224
Fannie Mae 4.50% 2034[9]	6,318	6,553
Fannie Mae 5.00% 2035[9]	672	711
Fannie Mae 6.50% 2035[9]	1,800	2,012
Fannie Mae 3.00% 2036[9]	89,583	87,394
Fannie Mae 3.00% 2036[9]	25,492	24,869
Fannie Mae 3.00% 2036[9]	5,005	4,882
Fannie Mae 6.00% 2036[9]	529	583
Fannie Mae 3.00% 2037[9]	121,695	118,722
Fannie Mae 3.00% 2037[9]	89,173	86,993
Fannie Mae 3.00% 2037[9]	72,409	70,639
Fannie Mae 3.00% 2037[9]	44,675	43,583
Fannie Mae 3.00% 2037[9]	22,478	21,928
Fannie Mae 3.00% 2037[9]	13,911	13,571
Fannie Mae 6.00% 2037[9]	5,128	5,651
Fannie Mae 6.50% 2037[9]	1,171	1,309
Fannie Mae 6.50% 2037[9]	783	857
Fannie Mae 6.50% 2038[9]	1,595	1,779
Fannie Mae 5.50% 2039[9]	49	53
Fannie Mae 4.00% 2040[9]	2,493	2,542
Fannie Mae 4.50% 2040[9]	10,657	11,096
Fannie Mae 4.50% 2040[9]	8,512	8,861
Fannie Mae 4.50% 2040[9]	6,650	6,923
Fannie Mae 5.00% 2040[9]	7,478	7,961
Fannie Mae 5.00% 2040[9]	2,295	2,443
Fannie Mae 5.00% 2040[9]	969	1,031
Fannie Mae 5.00% 2040[9]	808	860
Fannie Mae 4.00% 2041[9]	8,914	9,077
Fannie Mae 4.00% 2041[9]	7,097	7,227
Fannie Mae 4.00% 2041[9]	5,517	5,615
Fannie Mae 4.00% 2041[9]	4,155	4,236
Fannie Mae 4.00% 2041[9]	2,552	2,602
Fannie Mae 4.00% 2041[9]	2,279	2,324
Fannie Mae 4.00% 2041[9]	1,087	1,109
Fannie Mae 4.50% 2041[9]	5,900	6,143
Fannie Mae 5.00% 2041[9]	1,422	1,514
Fannie Mae 5.00% 2041[9]	1,268	1,350
Fannie Mae 5.00% 2041[9]	1,027	1,093
Fannie Mae 5.00% 2041[9]	986	1,050
Fannie Mae 5.00% 2041[9]	928	988
Fannie Mae 5.00% 2041[9]	794	845
Fannie Mae 5.00% 2041[9]	780	823
Fannie Mae 5.00% 2041[9]	574	611
Fannie Mae 5.00% 2041[9]	395	417
Fannie Mae 5.00% 2041[9]	365	388
Fannie Mae 5.00% 2041[9]	280	297
Fannie Mae 5.00% 2041[9]	170	181
American Balanced Fund — Page 22 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[9]	$128	$135
Fannie Mae 5.00% 2041[9]	106	113
Fannie Mae 5.00% 2041[9]	94	100
Fannie Mae 5.00% 2041[9]	63	67
Fannie Mae 5.00% 2041[9]	19	20
Fannie Mae 5.00% 2041[9]	12	13
Fannie Mae 3.00% 2042[9]	4,069	3,928
Fannie Mae 3.50% 2042[9]	16,443	16,316
Fannie Mae 4.00% 2042[9]	19,791	20,179
Fannie Mae 4.00% 2042[9]	11,050	11,253
Fannie Mae 4.00% 2042[9]	7,531	7,687
Fannie Mae 4.00% 2042[9]	6,699	6,830
Fannie Mae 4.00% 2042[9]	5,333	5,431
Fannie Mae 4.00% 2042[9]	2,143	2,181
Fannie Mae 4.00% 2042[9]	1,692	1,722
Fannie Mae 5.00% 2042[9]	246	258
Fannie Mae 3.50% 2043[9]	20,824	20,662
Fannie Mae 3.50% 2043[9]	14,163	14,053
Fannie Mae 3.50% 2043[9]	10,404	10,302
Fannie Mae 3.50% 2043[9]	4,644	4,600
Fannie Mae 3.50% 2043[9]	1,981	1,962
Fannie Mae 3.50% 2043[9]	1,356	1,346
Fannie Mae 4.00% 2043[9]	12,748	12,928
Fannie Mae 4.00% 2043[9]	10,730	10,937
Fannie Mae 4.00% 2043[9]	6,536	6,656
Fannie Mae 4.00% 2043[9]	2,477	2,517
Fannie Mae 4.00% 2043[9]	454	464
Fannie Mae 4.00% 2043[9]	324	332
Fannie Mae 4.00% 2043[9]	295	300
Fannie Mae 4.50% 2043[9]	9,927	10,306
Fannie Mae 3.50% 2044[9]	68,402	67,629
Fannie Mae 3.50% 2045[9]	46,239	45,724
Fannie Mae 3.50% 2045[9]	16,799	16,613
Fannie Mae 3.50% 2045[9]	12,186	12,048
Fannie Mae 4.00% 2045[9]	58,475	59,550
Fannie Mae 4.00% 2045[9]	57,559	58,617
Fannie Mae 4.00% 2045[9]	31,489	32,057
Fannie Mae 4.00% 2045[9]	28,836	29,344
Fannie Mae 4.00% 2045[9]	18,859	19,191
Fannie Mae 4.00% 2045[9]	14,005	14,245
Fannie Mae 3.00% 2046[9]	177,666	170,253
Fannie Mae 3.50% 2046[9]	82,631	81,697
Fannie Mae 3.50% 2046[9]	40,242	39,720
Fannie Mae 3.50% 2046[9]	24,450	24,174
Fannie Mae 3.50% 2046[9]	21,302	21,057
Fannie Mae 3.50% 2046[9]	16,826	16,636
Fannie Mae 3.50% 2046[9]	12,541	12,393
Fannie Mae 4.00% 2046[9]	86,498	87,542
Fannie Mae 4.00% 2046[9]	64,999	65,786
Fannie Mae 4.00% 2046[9]	28,758	29,079
Fannie Mae 4.00% 2046[9]	3,912	3,958
Fannie Mae 4.00% 2046[9]	3,837	3,893
Fannie Mae 4.00% 2046[9]	2,454	2,488
Fannie Mae 4.50% 2046[9]	35,641	36,827
Fannie Mae 3.50% 2047[9]	102,645	101,120
American Balanced Fund — Page 23 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2047[9]	$83,543	$82,637
Fannie Mae 3.50% 2047[9]	66,973	65,977
Fannie Mae 3.50% 2047[9]	43,268	42,618
Fannie Mae 3.50% 2047[9]	20,634	20,327
Fannie Mae 3.50% 2047[9]	19,519	19,226
Fannie Mae 3.50% 2047[9]	3,114	3,075
Fannie Mae 3.50% 2047[9]	2,857	2,814
Fannie Mae 3.50% 2047[9]	2,014	1,988
Fannie Mae 4.00% 2047[9]	101,258	102,425
Fannie Mae 4.00% 2047[9]	71,746	72,516
Fannie Mae 4.00% 2047[9]	62,319	63,046
Fannie Mae 4.00% 2047[9]	52,521	53,120
Fannie Mae 4.00% 2047[9]	46,867	47,372
Fannie Mae 4.00% 2047[9]	36,325	36,854
Fannie Mae 4.00% 2047[9]	18,361	18,559
Fannie Mae 4.0% 2047[9]	10,531	10,644
Fannie Mae 4.00% 2047[9]	9,071	9,174
Fannie Mae 4.00% 2047[9]	7,989	8,075
Fannie Mae 4.50% 2047[9]	66,337	68,520
Fannie Mae 4.50% 2047[9]	16,322	16,858
Fannie Mae 6.50% 2047[9]	105	112
Fannie Mae 6.50% 2047[9]	60	64
Fannie Mae 7.00% 2047[9]	97	105
Fannie Mae 7.00% 2047[9]	85	92
Fannie Mae 7.00% 2047[9]	50	54
Fannie Mae 7.00% 2047[9]	9	10
Fannie Mae 3.50% 2048[9,11]	176,000	173,211
Fannie Mae 3.50% 2048[9]	59,987	59,169
Fannie Mae 3.50% 2048[9]	20,982	20,666
Fannie Mae 3.50% 2048[9]	19,344	19,081
Fannie Mae 3.50% 2048[9]	16,964	16,710
Fannie Mae 3.50% 2048[9]	13,023	12,846
Fannie Mae 3.50% 2048[9]	9,249	9,112
Fannie Mae 3.50% 2048[9]	4,936	4,867
Fannie Mae 4.00% 2048[9]	231,824	234,312
Fannie Mae 4.00% 2048[9,11]	213,850	215,647
Fannie Mae 4.00% 2048[9]	132,348	133,851
Fannie Mae 4.00% 2048[9]	71,196	72,005
Fannie Mae 4.00% 2048[9]	21,644	21,876
Fannie Mae 4.00% 2048[9]	12,110	12,240
Fannie Mae 4.00% 2048[9]	9,904	10,016
Fannie Mae 4.00% 2048[9]	7,970	8,055
Fannie Mae 4.00% 2048[9]	4,858	4,913
Fannie Mae 4.50% 2048[9]	135,032	139,457
Fannie Mae 4.50% 2048[9,11]	110,000	113,328
Fannie Mae 4.50% 2048[9]	70,257	72,538
Fannie Mae 4.50% 2048[9]	5,583	5,766
Fannie Mae 4.50% 2048[9]	—[12]	—[12]
Fannie Mae 3.50% 2057[9]	58,429	57,372
Fannie Mae 3.50% 2058[9]	63,593	62,442
Fannie Mae, Series 2001-4, Class NA, 9.138% 2025[9,10]	1	1
Fannie Mae, Series 2001-20, Class D, 11.007% 2031[9,10]	—[12]	—[12]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	184	207
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	110	121
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	230	260
American Balanced Fund — Page 24 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W1, Class 2A, 5.828% 2042[9,10]	$258	$278
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[9]	18,323	17,891
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[9]	13,781	13,562
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.298% 2023[9,10]	15,427	15,438
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[9,10]	18,850	18,959
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[9,10]	16,585	16,746
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[9,10]	16,865	16,647
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[9,10]	18,000	18,183
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.568% 2026[9,10]	38,665	35,887
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	22,406	21,381
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	809	678
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[2,9]	47,810	47,685
Freddie Mac 6.50% 2027[9]	350	376
Freddie Mac 6.50% 2027[9]	211	234
Freddie Mac 6.50% 2027[9]	42	46
Freddie Mac 6.50% 2028[9]	277	309
Freddie Mac 3.00% 2033[9]	5,648	5,569
Freddie Mac 3.00% 2036[9]	179	174
Freddie Mac 3.00% 2037[9]	49,121	47,905
Freddie Mac 3.00% 2037[9]	47,486	46,311
Freddie Mac 5.50% 2037[9]	300	322
Freddie Mac 5.50% 2037[9]	35	37
Freddie Mac 5.50% 2038[9]	128	138
Freddie Mac 5.50% 2038[9]	53	58
Freddie Mac 6.00% 2038[9]	933	1,030
Freddie Mac 5.50% 2039[9]	209	225
Freddie Mac 4.50% 2040[9]	7,764	8,104
Freddie Mac 4.50% 2040[9]	593	617
Freddie Mac 4.50% 2041[9]	1,483	1,542
Freddie Mac 4.50% 2041[9]	1,030	1,068
Freddie Mac 4.50% 2041[9]	489	508
Freddie Mac 4.50% 2041[9]	449	469
Freddie Mac 4.50% 2041[9]	110	113
Freddie Mac 4.50% 2041[9]	50	52
Freddie Mac 5.00% 2041[9]	377	400
Freddie Mac 3.50% 2042[9]	1,356	1,345
Freddie Mac 4.00% 2042[9]	11,029	11,239
Freddie Mac 3.50% 2043[9]	1,143	1,133
Freddie Mac 4.00% 2043[9]	1,562	1,589
Freddie Mac 4.00% 2043[9]	751	764
Freddie Mac 4.00% 2043[9]	650	661
Freddie Mac 4.00% 2043[9]	349	356
Freddie Mac 3.50% 2044[9]	26,182	25,972
Freddie Mac 4.00% 2044[9]	11,941	12,098
Freddie Mac 4.00% 2044[9]	5,017	5,108
Freddie Mac 3.064% 2045[9,10]	5,095	5,108
Freddie Mac 3.50% 2045[9]	4,519	4,461
Freddie Mac 3.50% 2045[9]	282	279
Freddie Mac 3.50% 2045[9]	22	22
Freddie Mac 4.00% 2045[9]	64,963	66,080
Freddie Mac 4.00% 2045[9]	30,685	31,275
Freddie Mac 4.00% 2045[9]	17,425	17,760
Freddie Mac 4.00% 2045[9]	10,826	11,012
Freddie Mac 4.00% 2045[9]	4,572	4,626
Freddie Mac 3.50% 2046[9]	46,566	45,862
American Balanced Fund — Page 25 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[9]	$40,169	$39,561
Freddie Mac 3.50% 2046[9]	16,740	16,491
Freddie Mac 3.50% 2046[9]	12,399	12,212
Freddie Mac 3.50% 2046[9]	11,456	11,291
Freddie Mac 3.50% 2046[9]	10,226	10,085
Freddie Mac 3.50% 2046[9]	6,153	6,060
Freddie Mac 3.50% 2046[9]	5,028	4,961
Freddie Mac 3.50% 2046[9]	322	317
Freddie Mac 3.50% 2046[9]	54	54
Freddie Mac 3.50% 2046[9]	37	37
Freddie Mac 4.00% 2046[9]	46,009	46,504
Freddie Mac 4.00% 2046[9]	25,032	25,378
Freddie Mac 4.00% 2046[9]	20,263	20,505
Freddie Mac 4.00% 2046[9]	14,412	14,587
Freddie Mac 4.00% 2046[9]	7,980	8,101
Freddie Mac 4.00% 2046[9]	3,119	3,156
Freddie Mac 4.00% 2046[9]	1,965	1,994
Freddie Mac 4.50% 2046[9]	2,839	2,934
Freddie Mac 4.50% 2046[9]	1,454	1,502
Freddie Mac 3.50% 2047[9]	333,592	328,588
Freddie Mac 3.50% 2047[9]	165,603	163,120
Freddie Mac 3.50% 2047[9]	120,681	118,855
Freddie Mac 3.50% 2047[9]	104,798	103,226
Freddie Mac 3.50% 2047[9]	65,367	64,390
Freddie Mac 3.50% 2047[9]	56,883	56,033
Freddie Mac 3.50% 2047[9]	47,018	46,317
Freddie Mac 3.50% 2047[9]	24,096	23,734
Freddie Mac 3.50% 2047[9]	23,928	23,568
Freddie Mac 3.50% 2047[9]	13,007	12,838
Freddie Mac 3.50% 2047[9]	627	619
Freddie Mac 4.00% 2047[9]	123,904	125,300
Freddie Mac 4.00% 2047[9]	122,040	123,532
Freddie Mac 4.00% 2047[9]	109,803	111,336
Freddie Mac 4.00% 2047[9]	66,102	66,847
Freddie Mac 4.00% 2047[9]	46,498	47,010
Freddie Mac 4.00% 2047[9]	14,491	14,694
Freddie Mac 4.00% 2047[9]	7,160	7,248
Freddie Mac 4.00% 2047[9]	5,196	5,254
Freddie Mac 4.00% 2047[9]	4,644	4,698
Freddie Mac 4.50% 2047[9]	45,431	46,945
Freddie Mac 4.50% 2047[9]	17,828	18,423
Freddie Mac 4.50% 2047[9]	10,008	10,342
Freddie Mac 3.50% 2048[9]	36,402	35,851
Freddie Mac 3.50% 2048[9]	12,517	12,344
Freddie Mac 4.00% 2048[9]	177,278	179,186
Freddie Mac 4.00% 2048[9]	62,283	62,963
Freddie Mac 4.00% 2048[9]	58,990	59,624
Freddie Mac 4.00% 2048[9]	31,004	31,342
Freddie Mac 4.00% 2048[9]	2,400	2,426
Freddie Mac 4.00% 2048[9]	1,548	1,565
Freddie Mac 4.50% 2048[9,11]	42,500	43,873
Freddie Mac 4.50% 2048[9]	39,442	40,756
Freddie Mac 4.50% 2048[9]	12,991	13,424
Freddie Mac 3.658% 2040[9,10]	56	59
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.616% 2023[9,10]	195	196
American Balanced Fund — Page 26 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.866% 2024[9,10]	$4,830	$4,895
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.416% 2024[9,10]	15,706	16,185
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.716% 2024[9,10]	896	899
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.166% 2025[9,10]	8,435	8,662
Freddie Mac, Series T041, Class 3A, 5.539% 2032[9,10]	1,308	1,373
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	2,205	2,294
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[9]	1,562	1,535
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 2022[9]	16,000	15,585
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[9]	16,555	16,155
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[9]	17,125	16,535
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	1,075	1,047
Freddie Mac, Series K034, Class A1, Multi Family, 2.669% 2023[9]	5,300	5,253
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[9]	44,445	43,976
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[9]	18,400	18,165
Freddie Mac, Series K056, Class A1, Multi Family, 2.20% 2025[9]	22,010	21,024
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	13,505	13,134
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[9]	37,740	35,583
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	28,540	27,704
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	49,815	48,577
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,10]	20,520	19,956
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,10]	55,295	54,256
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[9]	17,500	17,422
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[9]	27,510	27,243
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[9]	24,286	23,870
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[9,10]	38,730	39,064
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[9]	98,604	101,105
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028[9]	40,910	41,758
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[9]	94,110	96,474
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[9]	28,420	27,964
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[9]	2,121	1,783
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[9]	1,427	1,183
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[9]	113,761	109,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[9,10]	71,282	68,882
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[9]	64,651	62,986
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	107,720	104,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[9]	19,240	18,649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[9,10]	27,114	25,858
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	29,326	28,692
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	21,043	20,505
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[9]	26,787	27,888
Government National Mortgage Assn. 6.00% 2038[9]	3,482	3,807
Government National Mortgage Assn. 4.00% 2039[9]	1,343	1,367
Government National Mortgage Assn. 4.00% 2039[9]	1,125	1,145
Government National Mortgage Assn. 4.00% 2039[9]	677	689
Government National Mortgage Assn. 4.00% 2040[9]	10,041	10,315
Government National Mortgage Assn. 4.00% 2040[9]	7,080	7,253
Government National Mortgage Assn. 4.00% 2040[9]	2,014	2,070
Government National Mortgage Assn. 4.00% 2040[9]	1,739	1,775
Government National Mortgage Assn. 4.00% 2040[9]	1,725	1,766
Government National Mortgage Assn. 4.00% 2040[9]	976	1,000
Government National Mortgage Assn. 4.00% 2040[9]	914	933
Government National Mortgage Assn. 4.00% 2041[9]	14,012	14,346
Government National Mortgage Assn. 4.00% 2041[9]	2,143	2,194
Government National Mortgage Assn. 4.00% 2041[9]	990	1,014
Government National Mortgage Assn. 4.00% 2041[9]	227	233
American Balanced Fund — Page 27 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2044[9]	$130	$134
Government National Mortgage Assn. 4.50% 2045[9]	10,909	11,434
Government National Mortgage Assn. 4.50% 2045[9]	256	268
Government National Mortgage Assn. 4.00% 2047[9]	112,711	114,757
Government National Mortgage Assn. 4.00% 2047[9]	102,775	105,040
Government National Mortgage Assn. 4.00% 2047[9]	13,435	13,679
Government National Mortgage Assn. 4.00% 2047[9]	10,935	11,176
Government National Mortgage Assn. 3.50% 2048[9,11]	281,700	279,884
Government National Mortgage Assn. 3.50% 2048[9]	127,482	126,898
Government National Mortgage Assn. 4.00% 2048[9]	305,462	311,026
Government National Mortgage Assn. 4.00% 2048[9,11]	179,726	182,545
Government National Mortgage Assn. 4.00% 2048[9]	81,324	82,704
Government National Mortgage Assn. 4.50% 2048[9,11]	164,865	170,275
Government National Mortgage Assn. 4.50% 2048[9]	72,000	74,519
Government National Mortgage Assn. 4.50% 2048[9]	37,926	39,258
Government National Mortgage Assn. 4.50% 2048[9]	35,561	36,810
Government National Mortgage Assn. 5.088% 2061[9]	450	456
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[9]	5,000	5,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[9]	4,885	4,904
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,9]	5,592	5,927
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[9,10]	1,147	1,147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	4,000	4,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	3,380	3,327
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[2,9]	14,570	14,573
Nationstar HECM Loan Trust, Series 2017-1, Class A, 1.968% 2027[2,7,9]	1,290	1,288
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[2,7,9]	3,155	3,132
Royal Bank of Canada 1.875% 2020[9]	18,000	17,726
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,9,10]	44,352	44,564
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[2,9,10]	64,620	63,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class IIA6, 4.213% 2035[9,10]	3,476	3,593
Westpac Banking Corp. 2.25% 2020[2,9]	12,500	12,250
		10,091,663
Asset-backed obligations 0.81%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,9]	13,779	13,789
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[2,9]	15,000	14,807
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,9]	14,000	13,894
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[2,9]	1,150	1,133
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[9]	1,020	1,008
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[9]	4,875	4,870
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[2,9,10]	11,554	11,555
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[2,9,10]	12,702	12,706
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[9]	19,600	19,456
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 2023[9]	40,000	39,466
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[2,9]	302	302
CIFC Funding Ltd., Series 2014-3A, CLO, Class AR, (3-month USD-LIBOR + 0.95%) 3.297% 2026[2,9,10]	11,320	11,320
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[9]	16,725	16,645
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[2,9]	446	437
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[2,9]	4,241	4,235
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[2,9]	522	522
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[2,9]	10,350	10,390
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[2,9]	960	967
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 2.966% 2034[9,10]	1,686	1,679
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	7,595	7,562
American Balanced Fund — Page 28 of 36

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[2,9]	$1,205	$1,206
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[2,9]	5,634	5,643
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[2,9]	2,855	2,863
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[2,9]	4,665	4,662
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[2,9]	546	546
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[2,9]	2,955	2,945
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,9]	4,483	4,461
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[2,9]	7,345	7,291
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.992% 2030[9,10]	6,224	6,234
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[2,9]	2,794	2,793
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[2,9]	761	761
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[2,9]	8,500	8,403
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 2026[2,9]	8,880	8,825
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[2,9]	35,370	34,636
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[2,9]	33,450	33,053
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[2,9]	64,610	62,985
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,9]	64,300	64,276
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,9]	149,970	146,446
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[9]	22,500	22,222
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[9]	14,390	14,202
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[2,9]	29,827	29,534
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[2,9]	5,505	5,410
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[2,9]	9,113	9,037
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[2,9]	23,825	23,199
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[9]	1,283	1,282
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	5,642	5,639
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	5,555	5,542
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[9]	2,438	2,438
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	63	63
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[9]	7,053	7,060
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	3,000	3,005
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[2,9]	1,630	1,613
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.266% 2035[2,9,10]	2,200	2,216
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[2,9]	11,400	11,204
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.854% 2030[9,10]	4,550	4,572
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 3.104% 2033[9,10]	12,240	12,433
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[2,9,10]	47,195	47,196
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[9]	43,980	43,993
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[2,9]	1,981	1,932
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[2,9]	4,642	4,591
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[2,9]	536	525
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[2,9]	12,120	12,046
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[2,9]	5,769	5,698
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[2,9]	12,505	12,620
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[2,9]	34,048	33,191
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[2,9]	18,450	18,063
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[2,9]	16,300	16,187
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[2,9]	44,210	43,645
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[2,9]	48,825	48,392
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[2,9]	1,088	1,087
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[2,9]	1,124	1,124
American Balanced Fund — Page 29 of 36

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[9]	$33,000	$32,808
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[9]	31,590	31,581
		1,100,122
Bonds & notes of governments & government agencies outside the U.S. 0.36%
CPPIB Capital Inc. 1.25% 2019[2]	23,300	22,959
CPPIB Capital Inc. 2.375% 2021[2]	26,000	25,600
CPPIB Capital Inc. 2.25% 2022[2]	25,714	24,975
CPPIB Capital Inc. 2.75% 2027[2]	26,400	25,014
Israel (State of) 3.15% 2023	35,000	34,622
Japan Finance Organization for Municipalities 2.125% 2019[2]	10,000	9,975
Manitoba (Province of) 3.05% 2024	13,500	13,250
Portuguese Republic 5.125% 2024	128,585	134,815
Qatar (State of) 3.875% 2023[2]	29,400	29,660
Qatar (State of) 4.50% 2028[2]	14,975	15,440
Qatar (State of) 5.103% 2048[2]	10,000	10,421
Quebec (Province of) 2.375% 2022	51,867	50,512
Quebec (Province of) 2.75% 2027	26,000	24,728
Saudi Arabia (Kingdom of) 4.00% 2025[2]	42,305	42,406
Saudi Arabia (Kingdom of) 3.625% 2028[2]	17,150	16,384
Swedish Export Credit Corp. 2.875% 2023 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 1.45% on 11/14/2018)[2,6]	3,000	3,001
		483,762
Municipals 0.24% Illinois 0.16%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[9]	222,845	214,230
California 0.03%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,746
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,700	1,690
Los Angeles Community College Dist., G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,711
		34,147
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.16% 2028[10]	5,000	4,950
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,182
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,218
		32,350
Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,344
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	3,999
		20,343
Michigan 0.01%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 2.166% 2032[10]	5,000	4,804
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,146
		13,950
American Balanced Fund — Page 30 of 36

unaudited
Bonds, notes & other debt instruments Municipals (continued) New York 0.00%	Principal amount (000)	Value (000)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-1, 2.042% 2021	$2,247	$2,244
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,627
		4,871
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	395	406
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	775	783
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,595	2,690
		3,879
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,030	1,059
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	470	475
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043[9]	474	443
		325,747
Federal agency bonds & notes 0.22%
Fannie Mae 2.00% 2022	30,000	29,124
Fannie Mae 2.125% 2026[4]	45,510	42,298
Fannie Mae 6.25% 2029	4,000	5,030
Federal Home Loan Bank 2.375% 2020	200,000	198,795
Federal Home Loan Bank 5.50% 2036	600	766
Private Export Funding Corp. 3.55% 2024	25,897	26,401
		302,414
Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		11,977
Total bonds, notes & other debt instruments (cost: $48,207,145,000)		47,372,158
Short-term securities 6.12%
Apple Inc. 2.07%–2.14% due 10/9/2018–10/16/2018[2]	187,000	186,843
Chariot Funding, LLC 2.25% due 11/28/2018[2]	50,000	49,809
CHARTA, LLC 2.27%–2.30% due 10/19/2018–12/19/2018[2]	47,900	47,748
Chevron Corp. 2.00%–2.07% due 10/9/2018–10/26/2018[2]	200,000	199,816
Coca-Cola Co. 2.13%–2.32% due 11/19/2018–1/11/2019[2]	120,500	119,934
Eli Lilly and Co. 2.00% due 10/15/2018[2]	75,000	74,924
ExxonMobil Corp. 2.00%–2.14% due 10/4/2018–10/26/2018	201,600	201,367
Fannie Mae 2.00% due 11/5/2018	100,000	99,795
Federal Home Loan Bank 1.91%–2.15% due 10/1/2018–1/4/2019	3,049,940	3,043,148
Freddie Mac 1.95%–2.03% due 10/22/2018–11/13/2018	176,600	176,277
General Dynamics Corp. 2.05% due 10/9/2018[2]	50,000	49,967
Hershey Co. 2.03% due 10/10/2018[2]	25,700	25,681
Home Depot Inc. 2.12% due 10/1/2018[2]	31,000	30,994
IBM Credit LLC 2.11%–2.19% due 10/23/2018–12/5/2018[2]	143,000	142,627
John Deere Capital Corp. 2.04% due 10/16/2018[2]	20,000	19,978
American Balanced Fund — Page 31 of 36

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Short-term securities	Principal amount (000)	Value (000)
John Deere Financial Ltd. 2.04% due 10/12/2018[2]	$70,000	$69,941
Kimberly-Clark Corp. 2.12% due 10/16/2018[2]	23,500	23,474
Merck & Co. Inc. 2.07%–2.09% due 10/19/2018–10/29/2018[2]	99,000	98,845
Pfizer Inc. 2.10%–2.15% due 10/23/2018–12/4/2018[2]	150,000	149,510
Procter & Gamble Co. 2.00% due 10/4/2018[2]	70,000	69,975
Simon Property Group, L.P. 2.07% due 10/29/2018[2]	50,000	49,905
U.S. Treasury Bills 1.73%–2.24% due 10/18/2018–6/20/2019	3,096,400	3,072,644
United Parcel Service Inc. 2.05% due 10/16/2018[2]	90,300	90,205
Wal-Mart Stores, Inc. 2.07%–2.10% due 10/10/2018–10/26/2018[2]	181,800	181,572
Total short-term securities (cost: $8,277,727,000)		8,274,979
Total investment securities 100.84% (cost: $107,162,718,000)		136,475,698
Other assets less liabilities (0.84)%		(1,139,713)
Net assets 100.00%		$135,335,985
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2018[14] (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	15,184	January 2019	$1,518,400	$1,707,844	$(4,463)
10 Year U.S. Treasury Note Futures	Short	342	December 2018	(34,200)	(40,623)	153
10 Year Ultra U.S. Treasury Note Futures	Short	675	December 2018	(67,500)	(85,050)	788
30 Year Ultra U.S. Treasury Bond Futures	Long	200	December 2018	20,000	30,856	106
						$(3,416)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 0.24%
Information technology 0.00%
Symantec Corp.[15]	32,026,000	—	7,786,194	24,239,806	$(52,313)	$(183,283)	$6,246	$—
VeriSign, Inc.[1,15]	5,300,000	—	1,454,809	3,845,191	104,916	92,016	—	—
								—
Materials 0.24%
Royal Gold, Inc.	4,175,000	79,500	—	4,254,500	—	(21,909)	3,173	327,852
Total 0.24%					$52,603	$(113,176)	$9,419	$327,852
American Balanced Fund — Page 32 of 36

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,707,375,000, which represented 4.96% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,127,000, which represented .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,130,000, which represented less than .01% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.
[11]	Purchased on a TBA basis.
[12]	Amount less than one thousand.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 9/30/2018.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Balanced Fund — Page 33 of 36

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $1,640,100,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2018 (dollars in thousands):
American Balanced Fund — Page 34 of 36

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,364,290	$—	$—	$17,364,290
Consumer discretionary	10,939,912	—	—	10,939,912
Health care	10,566,305	—	—	10,566,305
Financials	10,514,357	—	—	10,514,357
Energy	8,963,304	—	—	8,963,304
Consumer staples	5,249,932	—	—	5,249,932
Real estate	4,033,301	—	—	4,033,301
Materials	3,699,233	—	—	3,699,233
Industrials	3,127,799	—	—	3,127,799
Utilities	436,799	—	—	436,799
Telecommunication services	106,348	—	—	106,348
Miscellaneous	5,713,508	—	—	5,713,508
Preferred securities	—	4,873	—	4,873
Convertible stocks	108,600	—	—	108,600
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	17,561,214	—	17,561,214
Corporate bonds & notes	—	17,494,549	710	17,495,259
Mortgage-backed obligations	—	10,091,663	—	10,091,663
Asset-backed obligations	—	1,100,122	—	1,100,122
Bonds & notes of governments & government agencies outside the U.S.	—	483,762	—	483,762
Municipals	—	325,747	—	325,747
Federal agency bonds & notes	—	302,414	—	302,414
Miscellaneous	—	11,977	—	11,977
Short-term securities	—	8,274,979	—	8,274,979
Total	$80,823,688	$55,651,300	$710	$136,475,698

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,047	$—	$—	$1,047
Liabilities:
Unrealized depreciation on futures contracts	(4,463)	—	—	(4,463)
Total	$(3,416)	$—	$—	$(3,416)
*	Futures contracts are not included in the investment portfolio.

American Balanced Fund — Page 35 of 36

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
MFGEFPX-011-1118O-S66118	American Balanced Fund — Page 36 of 36

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: November 28, 2018